Cash and due from banks and inter-bank funds - Summary of cash and due from banks (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and clearing	S/ 2,363,326	S/ 2,152,432
Deposits in the BCRP	10,445,851	14,102,067
Deposits in banks	3,607,134	1,891,420
Accrued interest	3,350	1,879
Total cash	16,419,661	18,147,798
Restricted funds	684,804	617,684
Cash and cash equivalents	S/ 17,104,465	S/ 18,765,482